Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments
4.     Investments in Unconsolidated Entities
Heritage Commons X, LTD
In June 2018, the Company, through an SPE, wholly owned by the Current Operating Partnership, formed a joint venture (the “Heritage Commons X”) for the construction and ownership of a four-story, Class “A” office building with a net rentable area of approximately 200,000 square feet located in Fort Worth, Texas (the “Heritage Commons Property”). The Heritage Commons Property was completed in April 2019 and is 100% leased to
Mercedes-Benz
Financial Services USA.
On July 17, 2019, Heritage Commons X sold the Heritage Commons Property.

Digital Realty Trust, Inc.
In September 2014, the Company, through an SPE, wholly owned by the Current Operating Partnership, acquired an 80% interest in a joint venture with an affiliate of Digital Realty Trust, Inc. (“Digital”) for $68.4 million, which was funded with equity proceeds raised in the Company’s public offerings. The gross acquisition value of the property was $187.5 million, plus closing costs, which was partially financed with debt of $102.0 million. The joint venture was created for purposes of directly or indirectly acquiring, owning, financing, operating and maintaining a data center facility located in Ashburn, Virginia (the “Property”). The Property is approximately 132,300 square feet and consists of certain data processing and communications equipment that is fully leased to a social media company and a financial services company with an average remaining lease term of approximately 3.5 years.
The interests discussed above are deemed to be variable interests in variable interest entities (“VIE”) and based on an evaluation of the variable interests against the criteria for consolidation, the Company determined that it is not the primary beneficiary of the investments, as the Company does not have power to direct the activities of the entities that most significantly affect their performance. As such, the interest in the VIEs is recorded using the equity method of accounting in the accompanying consolidated financial statements. Under the equity method, the investments in the unconsolidated entities are stated at cost and adjusted for the Company’s share of net earnings or losses and reduced by distributions. Equity in earnings of real estate ventures is generally recognized based on the allocation of cash distributions upon liquidation of the investment at book value in accordance with the operating agreements. The Company’s maximum exposure to losses associated with its unconsolidated investments is primarily limited to its carrying value in the investments.
In September 2014, the joint venture entered into a secured term loan (the “Loan”) in the amount of approximately $102.0 million. The Loan had an original maturity date of September 9, 2019 and included two extension options of 12 additional months each beyond the original maturity date. On March 29, 2019, the joint venture executed the first
12-month
loan extension. Based on the executed extension, the new loan maturity date was September 9, 2020. The extension did not change the loan amount, rate or other substantive terms. The Company had approximately $8.2 million in an outstanding letter of credit.
Since the joint venture could not execute a long term extension with the current tenant or sign a new lease, discussions with the lender did not result in a loan additional extension in 2020. As a result, on September 9, 2020, the lender provided a notice of default for non-payment
of the unpaid balance of the Loan and exercised its right to draw on the stand-by
letter of credit. The Company funded the $8.2 million
stand-by
letter of credit with cash.
In accordance with the terms of the Digital operating agreement, the Company holds a guaranteed minimum return such that the Digital managing member will pay an amount to the Company in order for the Company to receive a minimum 7% return on investment, subject to a cap on actual cash amounts distributed to the managing member. As part of the wind up of the joint venture, the Company has recorded a receivable from the Digital managing member of $4.1 million that it expects to receive in first quarter of 2021 and has written off its remaining investment in the venture. The Company is not exposed to any future funding obligations and there are no other future losses expected to arise from this investment.

As of September 30, 2020, the balance of the investments are shown below:

	Digital Realty	Heritage Commons X	Total
Balance as of December 31, 2019	$10,584	$444	$11,028
Net loss	(165)	—	(165)
Distributions	(8,120)	(410)	(8,530)
Contributions	8,160	—	8,160
Valuation adjustment (1)	(4,452)	—	(4,452)
Impairment	(1,907)	—	(1,907)
Clawback receivable reclass (2)	(4,100)	—	(4,100)

Balance as of September 30, 2020	$—	$34	$34

(1)
Amount represents a charge to arrive at the net realizable value as of September 30, 2020, which is included in the line item “(Loss) Gain from investment in unconsolidated entities” in the consolidated statement of operations.

(2)	Amount represents a reclass of the clawback to other assets as disclosed above.

5.	Investments
Investment in Unconsolidated Entities
Heritage Commons X, LTD
In June 2018, the Company, through an a SPE, wholly-owned by the Current Operating Partnership, formed a joint venture (the “Heritage Common X”) for the construction and ownership of a four-story Class “A” office building with a net rentable area of approximately 200,000 square feet located in Fort Worth, Texas (the “Heritage Commons Property”). The Heritage Commons Property was completed in April 2019 and is 100% leased to
Mercedes-Benz
Financial Services USA.
On July 17, 2019, the Heritage Common X Ltd. sold the Heritage Trace Parkway property located in Fort Worth, TX. The net cash to the Company from the sale was approximately $8.2 million after repayment of approximately $41.4 million of debt, along with closing costs, credits, and distributions to its joint venture partners in accordance with the provisions of the governing documents. Upon the sale, the Company recognized an equity in earnings of approximately $4.1 million, net of estimated taxes of $0.6 million. At the time of the sale, the Company had an ownership interest of approximately 45% in the joint venture. The remaining balance as of December 31, 2019 represents approximately $0.4 million of escrow holdback deposit.
Digital Realty Trust, Inc.
In September 2014, the Company, through an SPE wholly-owned by the Current Operating Partnership, acquired an 80% interest in a joint venture with an affiliate of Digital Realty Trust, Inc. for $68.4 million, which was funded with equity proceeds raised in the Company’s public offerings. The gross acquisition value of the property was $187.5 million, plus closing costs, which was partially financed with debt of $102.0 million. The joint venture was created for purposes of directly or indirectly acquiring, owning, financing, operating and maintaining a data center facility located in Ashburn, Virginia (the “Property”). The Property is approximately 132,300 square feet and consists of certain data processing and communications equipment that is fully leased to a social media company and a financial services company with an average remaining lease term of approximately three years.

The joint venture used an interest rate swap to manage its interest rate risk associated with its variable rate debt, which expired in September 2019. The interest rate swap was designated as an interest rate hedge of its exposure to the volatility associated with interest rates. As a result of the hedge designation and in satisfying the requirement for cash flow hedge accounting, the joint venture recorded changes in the fair value in accumulated other comprehensive income. In conjunction with the investment in the joint venture discussed above, the Company recognized its 80% share, or approximately $0.2 million of other comprehensive loss for the year ended December 31, 2019.
The interests discussed above are deemed to be variable interests in variable interest entities (“VIE”) and, based on an evaluation of the variable interests against the criteria for consolidation, the Company determined that it is not the primary beneficiary of the investments, as the Company does not have power to direct the activities of the entities that most significantly affect their performance. As such, the interest in the VIEs are recorded using the equity method of accounting in the accompanying consolidated financial statements. Under the equity method, the investments in the unconsolidated entities are stated at cost and adjusted for the Company’s share of net earnings or losses and reduced by distributions. Equity in earnings of real estate ventures is generally recognized based on the allocation of cash distributions upon liquidation of the investment at book value in accordance with the operating agreements. The Company’s maximum exposure to losses associated with its unconsolidated investments is primarily limited to its carrying value in the investments.
Impairment
During the year ended December 31, 2019, the Company recognized an other-than-temporary impairment loss on its investments in the unconsolidated Digital Realty Trust, Inc. joint venture. The impairment loss is a result of revised market rental rate expectations and tenant rents. The impairment loss is included in “(Loss) gain from investment in unconsolidated entities” on the Company’s consolidated statements of operations. In determining the fair value of property, the Company considered Level 3 inputs. See Note 9,
Fair Value Measuremen
ts, for details.
As of December 31, 2019, the balance of the investments are shown below:

	Digital Realty Joint Venture	Heritage Common X		Total
Balance as of December 31, 2018	$27,291	$3,274		$30,565
Net (loss) income	(2,509)	4,128	(1)	1,619
Distributions	(7,055)	(6,958)		(14,013)
Other comprehensive loss	(217)	—		(217)
Impairment	(6,926)	—		(6,926)

Balance as of December 31, 2019	$10,584	$444		$11,028

(1)
Includes approximately $0.6 million in disposition and other fees owed to the Company’s former advisor. In addition, approximately $1.2 million of third party fees and taxes were incurred as part of the outside basis of the investment